Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.9%)
	Freeport-McMoRan Inc.	11,915,146	560,250
	Air Products and Chemicals Inc.	1,846,763	447,415
	Nucor Corp.	2,040,879	403,890
	Newmont Corp. (XNYS)	9,563,289	342,748
	Dow Inc.	5,832,270	337,863
	LyondellBasell Industries NV Class A	2,159,873	220,912
	International Flavors & Fragrances Inc.	2,123,953	182,639
	Celanese Corp.	905,690	155,652
	Avery Dennison Corp.	670,009	149,579
	CF Industries Holdings Inc.	1,566,790	130,373
	International Paper Co.	2,881,598	112,440
	Steel Dynamics Inc.	639,493	94,792
	Mosaic Co.	1,338,222	43,439
	Westlake Corp.	133,750	20,437
			3,202,429
Consumer Discretionary (8.1%)
	Home Depot Inc.	8,268,420	3,171,766
	Walmart Inc.	36,910,105	2,220,881
	Lowe's Cos. Inc.	4,777,342	1,216,932
	Walt Disney Co.	7,618,285	932,173
	Target Corp.	3,835,140	679,625
	General Motors Co.	9,584,291	434,648
	Ford Motor Co.	32,403,556	430,319
	DR Horton Inc.	2,480,238	408,123
	Lennar Corp. Class A	2,109,957	362,871
	Electronic Arts Inc.	2,217,496	294,195
	Dollar General Corp.	1,820,823	284,158
	Delta Air Lines Inc.	5,351,622	256,182
*	Dollar Tree Inc.	1,722,142	229,303
	eBay Inc.	4,317,740	227,890
	PulteGroup Inc.	1,765,270	212,927
*	NVR Inc.	25,182	203,973
	Garmin Ltd.	1,276,734	190,067
	Genuine Parts Co.	1,160,356	179,774
	Darden Restaurants Inc.	993,406	166,048
*	Warner Bros Discovery Inc.	18,260,715	159,416
	Omnicom Group Inc.	1,647,439	159,406
	Southwest Airlines Co.	4,964,282	144,907
*	Carnival Corp.	8,381,813	136,959
	Best Buy Co. Inc.	1,612,896	132,306
*	United Airlines Holdings Inc.	2,728,379	130,635
*	Royal Caribbean Cruises Ltd.	907,469	126,147

		Shares	Market Value ($000)
	LKQ Corp.	2,218,846	118,509
	News Corp. Class A	4,119,535	107,850
*	MGM Resorts International	2,037,583	96,194
	Pool Corp.	152,913	61,701
	Fox Corp. Class A	1,967,553	61,525
*	CarMax Inc.	657,142	57,244
	Interpublic Group of Cos. Inc.	1,576,222	51,432
*,1	Rivian Automotive Inc. Class A	3,162,310	34,627
	Fox Corp. Class B	1,006,093	28,794
	Endeavor Group Holdings Inc. Class A	563,245	14,492
[1]	Sirius XM Holdings Inc.	1,941,351	7,533
*	Liberty Media Corp. - Liberty SiriusXM Class A	235,891	7,006
*	Liberty Media Corp. - Liberty SiriusXM Class C	107,096	3,182
	Lennar Corp. Class B	15,602	2,406
	News Corp. Class B	14,085	381
			13,744,507
Consumer Staples (9.4%)
	Procter & Gamble Co.	19,551,963	3,172,306
	PepsiCo Inc.	11,420,134	1,998,638
	Coca-Cola Co.	32,251,785	1,973,164
	Philip Morris International Inc.	12,897,637	1,181,681
	CVS Health Corp.	10,454,648	833,863
	Mondelez International Inc. Class A	11,188,320	783,182
	Altria Group Inc.	14,644,377	638,788
	McKesson Corp.	1,091,887	586,179
	Constellation Brands Inc. Class A	1,365,746	371,155
	Kimberly-Clark Corp.	2,796,105	361,676
	Cencora Inc.	1,407,263	341,951
	Corteva Inc.	5,849,330	337,331
	Sysco Corp.	4,134,832	335,666
	General Mills Inc.	4,712,865	329,759
	Colgate-Palmolive Co.	3,413,957	307,427
	Kenvue Inc.	14,294,840	306,767
	Archer-Daniels-Midland Co.	4,423,768	277,857
	Keurig Dr Pepper Inc.	8,411,964	257,995
	Kroger Co.	4,372,236	249,786
	Kraft Heinz Co.	6,560,070	242,067
	McCormick & Co. Inc.	2,092,468	160,722
	Clorox Co.	1,032,704	158,117
	Tyson Foods Inc. Class A	2,382,821	139,943
	Kellanova	2,268,751	129,977
	Walgreens Boots Alliance Inc.	5,739,965	124,500
	Conagra Brands Inc.	3,702,913	109,754
	J M Smucker Co.	839,069	105,614
	Hormel Foods Corp.	2,276,403	79,424
	Campbell Soup Co.	1,612,807	71,689
	Molson Coors Beverage Co. Class B	741,716	49,880
	Albertsons Cos. Inc. Class A	1,319,257	28,285
			16,045,143
Energy (7.2%)
	Exxon Mobil Corp.	32,994,822	3,835,318
	Chevron Corp.	14,900,868	2,350,463
	ConocoPhillips	9,775,614	1,244,240
	Marathon Petroleum Corp.	3,154,715	635,675
	EOG Resources Inc.	4,819,697	616,150
	Phillips 66	3,554,497	580,592
	Valero Energy Corp.	2,761,133	471,298

		Shares	Market Value ($000)
	Williams Cos. Inc.	10,109,074	393,951
	ONEOK Inc.	4,836,373	387,732
	Occidental Petroleum Corp.	5,108,284	331,987
	Schlumberger NV	5,943,846	325,782
	Kinder Morgan Inc.	15,694,938	287,845
	Devon Energy Corp.	5,313,391	266,626
	Baker Hughes Co.	4,163,249	139,469
	Marathon Oil Corp.	4,801,479	136,074
	Halliburton Co.	3,332,644	131,373
	Coterra Energy Inc.	2,974,073	82,917
			12,217,492
Financials (19.8%)
*	Berkshire Hathaway Inc. Class B	15,105,210	6,352,043
	JPMorgan Chase & Co.	23,931,197	4,793,419
	Bank of America Corp.	55,593,293	2,108,098
	Wells Fargo & Co.	29,720,832	1,722,619
	Goldman Sachs Group Inc.	2,459,043	1,027,118
	Progressive Corp.	4,866,294	1,006,447
	BlackRock Inc.	1,174,201	978,931
	Morgan Stanley	10,188,952	959,392
	Citigroup Inc.	15,018,046	949,741
	Chubb Ltd.	3,366,734	872,422
	Charles Schwab Corp.	11,775,893	851,868
	Marsh & McLennan Cos. Inc.	4,084,926	841,413
	Intercontinental Exchange Inc.	4,757,795	653,864
	CME Group Inc.	2,991,196	643,975
	KKR & Co. Inc.	5,513,569	554,555
	US Bancorp	12,190,018	544,894
	PNC Financial Services Group Inc.	3,303,961	533,920
	Arthur J Gallagher & Co.	1,801,085	450,343
	American International Group Inc.	5,653,289	441,918
	Travelers Cos. Inc.	1,902,632	437,872
	Truist Financial Corp.	11,074,093	431,668
	Aflac Inc.	4,791,911	411,433
	MetLife Inc.	5,101,031	378,037
	Allstate Corp.	2,183,239	377,722
	Ameriprise Financial Inc.	832,390	364,953
	Bank of New York Mellon Corp.	6,306,921	363,405
	Prudential Financial Inc.	2,980,215	349,877
*	Arch Capital Group Ltd.	2,941,185	271,883
	Discover Financial Services	2,073,629	271,832
	Hartford Financial Services Group Inc.	2,474,677	255,015
	Willis Towers Watson plc	852,561	234,454
	T Rowe Price Group Inc.	1,860,641	226,849
	Nasdaq Inc.	3,577,268	225,726
	Fifth Third Bancorp	5,667,531	210,889
	Raymond James Financial Inc.	1,565,316	201,018
	M&T Bank Corp.	1,380,775	200,820
	State Street Corp.	2,386,103	184,493
	Principal Financial Group Inc.	1,962,858	169,414
	Huntington Bancshares Inc.	12,053,830	168,151
	Regions Financial Corp.	7,739,623	162,842
	Cincinnati Financial Corp.	1,305,340	162,084
	Cboe Global Markets Inc.	878,246	161,360
*	Markel Group Inc.	103,784	157,905
	Northern Trust Corp.	1,621,191	144,156
	Everest Group Ltd.	360,974	143,487
	W R Berkley Corp.	1,601,020	141,594

		Shares	Market Value ($000)
	Citizens Financial Group Inc.	3,626,576	131,608
	Loews Corp.	1,571,433	123,028
	KeyCorp.	7,770,197	122,847
	Fidelity National Financial Inc.	2,151,163	114,227
	Franklin Resources Inc.	2,628,378	73,884
	Corebridge Financial Inc.	2,068,514	59,428
	Interactive Brokers Group Inc. Class A	422,894	47,242
	Globe Life Inc.	391,537	45,563
*	Berkshire Hathaway Inc. Class A	52	32,991
*	Rocket Cos. Inc. Class A	1,052,550	15,315
			33,862,052
Health Care (16.8%)
	UnitedHealth Group Inc.	7,684,728	3,801,635
	Johnson & Johnson	20,013,117	3,165,875
	Merck & Co. Inc.	21,053,726	2,778,039
	AbbVie Inc.	14,676,837	2,672,652
	Abbott Laboratories	14,414,958	1,638,404
	Danaher Corp.	5,530,657	1,381,116
	Pfizer Inc.	46,912,753	1,301,829
	Amgen Inc.	4,452,440	1,265,918
	Elevance Health Inc.	1,933,136	1,002,408
	Medtronic plc	11,043,011	962,398
	Thermo Fisher Scientific Inc.	1,583,819	920,531
	Bristol-Myers Squibb Co.	16,798,955	911,007
	Cigna Group	2,430,135	882,601
*	Regeneron Pharmaceuticals Inc.	852,015	820,056
	Gilead Sciences Inc.	10,352,194	758,298
	Becton Dickinson & Co.	2,399,399	593,731
	HCA Healthcare Inc.	1,647,922	549,631
*	Centene Corp.	4,439,307	348,397
	Humana Inc.	1,001,331	347,181
	GE Healthcare Inc.	3,592,650	326,608
*	Biogen Inc.	1,205,541	259,951
	Zimmer Biomet Holdings Inc.	1,738,599	229,460
	Cardinal Health Inc.	2,023,812	226,465
*	Molina Healthcare Inc.	485,959	199,647
*	IQVIA Holdings Inc.	755,050	190,945
	Baxter International Inc.	4,225,306	180,590
	Laboratory Corp. of America Holdings	698,151	152,518
*	Hologic Inc.	1,952,859	152,245
*	Avantor Inc.	5,642,936	144,290
	Quest Diagnostics Inc.	921,128	122,611
	Viatris Inc.	9,982,403	119,190
	Revvity Inc.	1,026,780	107,812
	Royalty Pharma plc Class A	3,159,952	95,968
	STERIS plc	411,229	92,452
			28,702,459
Industrials (15.2%)
	Caterpillar Inc.	4,149,056	1,520,339
	Union Pacific Corp.	5,065,914	1,245,860
	Honeywell International Inc.	5,417,879	1,112,020
	RTX Corp.	11,023,396	1,075,112
	Eaton Corp. plc	3,317,994	1,037,470
	American Express Co.	4,210,226	958,626
	Lockheed Martin Corp.	2,007,604	913,199
	Deere & Co.	2,210,015	907,742
	United Parcel Service Inc. Class B (XNYS)	6,037,232	897,314

		Shares	Market Value ($000)
	General Electric Co.	4,294,377	753,792
	Illinois Tool Works Inc.	2,358,868	632,955
	CSX Corp.	16,272,891	603,236
*	PayPal Holdings Inc.	8,902,272	596,363
	Parker-Hannifin Corp.	1,066,889	592,966
	General Dynamics Corp.	2,048,543	578,693
	Trane Technologies plc	1,886,886	566,443
	FedEx Corp.	1,867,684	541,143
	PACCAR Inc.	4,352,624	539,247
	Emerson Electric Co.	4,748,513	538,576
	Northrop Grumman Corp.	1,121,760	536,942
	3M Co.	4,590,719	486,938
	Norfolk Southern Corp.	1,876,082	478,157
	Capital One Financial Corp.	3,001,277	446,860
	Carrier Global Corp.	7,086,408	411,933
	United Rentals Inc.	557,853	402,273
*	Fiserv Inc.	2,450,463	391,633
	Fidelity National Information Services Inc.	4,915,233	364,612
	Johnson Controls International plc	5,493,561	358,839
	Ferguson plc	1,616,166	353,019
	AMETEK Inc.	1,917,341	350,682
	L3Harris Technologies Inc.	1,577,800	336,229
	Otis Worldwide Corp.	3,364,883	334,032
	Cummins Inc.	1,131,652	333,441
	Ingersoll Rand Inc. (XYNS)	3,347,133	317,810
	Global Payments Inc.	2,138,780	285,869
	PPG Industries Inc.	1,951,136	282,720
	Xylem Inc.	1,999,398	258,402
	Fortive Corp.	2,917,989	251,005
	DuPont de Nemours Inc.	3,115,189	238,841
	Howmet Aerospace Inc.	3,413,650	233,596
*	Keysight Technologies Inc.	1,449,648	226,696
	Westinghouse Air Brake Technologies Corp.	1,472,936	214,577
	Dover Corp.	1,164,104	206,268
	Ball Corp.	2,626,368	176,912
*	Corpay Inc.	570,267	175,950
	Jacobs Solutions Inc.	1,045,504	160,725
	Martin Marietta Materials Inc.	256,909	157,727
	Textron Inc.	1,604,745	153,943
	Expeditors International of Washington Inc.	1,209,884	147,086
	Synchrony Financial	3,383,723	145,906
	Masco Corp.	1,828,686	144,247
	Packaging Corp. of America	745,720	141,523
*	Trimble Inc.	2,070,025	133,227
	Snap-on Inc.	438,633	129,932
*	Zebra Technologies Corp. Class A	427,527	128,874
	TransUnion	1,612,514	128,679
	Stanley Black & Decker Inc.	1,275,634	124,923
	Hubbell Inc.	223,086	92,592
	Veralto Corp.	973,904	86,346
*	Teledyne Technologies Inc.	196,359	84,301
			26,025,363
Real Estate (3.0%)
	Prologis Inc.	7,684,520	1,000,678
	Simon Property Group Inc.	2,571,319	402,386
	Crown Castle Inc.	3,602,547	381,258
	Digital Realty Trust Inc.	2,586,453	372,553
	Extra Space Storage Inc.	1,751,850	257,522

		Shares	Market Value ($000)
	VICI Properties Inc.	8,589,591	255,884
*	CBRE Group Inc. Class A	2,407,584	234,113
	AvalonBay Communities Inc.	1,176,981	218,401
	Weyerhaeuser Co.	6,046,204	217,119
	Iron Mountain Inc.	2,431,959	195,067
	Realty Income Corp.	3,580,738	193,718
	Public Storage	658,149	190,903
	Equity Residential	2,998,033	189,206
	Alexandria Real Estate Equities Inc.	1,455,850	187,674
	Invitation Homes Inc.	4,838,068	172,284
	Ventas Inc.	3,348,387	145,789
	Essex Property Trust Inc.	534,034	130,737
	Mid-America Apartment Communities Inc.	970,825	127,741
	WP Carey Inc.	1,819,569	102,696
	Host Hotels & Resorts Inc.	2,926,944	60,529
	Healthpeak Properties Inc.	2,946,621	55,249
	UDR Inc.	1,370,258	51,261
*	Zillow Group Inc. Class C	325,647	15,885
*	Zillow Group Inc. Class A	76,434	3,658
			5,162,311
Technology (9.8%)
	Broadcom Inc.	3,889,346	5,154,978
	Oracle Corp.	13,703,297	1,721,271
	QUALCOMM Inc.	9,271,024	1,569,584
	Intel Corp.	35,125,510	1,551,494
	International Business Machines Corp.	7,585,814	1,448,587
	Micron Technology Inc.	9,170,077	1,081,060
	Analog Devices Inc.	4,119,039	814,705
	TE Connectivity Ltd.	2,564,138	372,415
	Cognizant Technology Solutions Corp. Class A	4,130,319	302,711
	CDW Corp.	1,111,196	284,222
	HP Inc.	7,830,457	236,637
	Dell Technologies Inc. Class C	2,002,641	228,521
	Corning Inc.	6,391,327	210,658
	Microchip Technology Inc.	2,247,825	201,652
	Hewlett Packard Enterprise Co.	10,813,493	191,723
*	Western Digital Corp.	2,710,886	184,991
	NetApp Inc.	1,714,005	179,919
	Skyworks Solutions Inc.	1,333,268	144,420
*	Akamai Technologies Inc.	1,254,740	136,466
*	ON Semiconductor Corp.	1,777,757	130,754
	SS&C Technologies Holdings Inc.	1,751,432	112,740
	Gen Digital Inc. (XNGS)	4,503,853	100,886
	Seagate Technology Holdings plc	871,448	81,088
	Leidos Holdings Inc.	564,996	74,065
*	GoDaddy Inc. Class A	590,822	70,119
*	Zoom Video Communications Inc. Class A	964,778	63,068
			16,648,734
Telecommunications (3.4%)
	Cisco Systems Inc.	30,273,086	1,510,930
	Comcast Corp. Class A	32,912,728	1,426,767
	Verizon Communications Inc.	31,434,009	1,318,971
	AT&T Inc.	59,397,283	1,045,392
	Motorola Solutions Inc.	691,144	245,342
*	Charter Communications Inc. Class A	785,260	228,220
			5,775,622

		Shares	Market Value ($000)
Utilities (5.1%)
	NextEra Energy Inc.	16,814,821	1,074,635
	Waste Management Inc.	3,336,957	711,272
	Southern Co.	9,072,844	650,886
	Duke Energy Corp.	6,408,924	619,807
	Constellation Energy Corp.	2,652,376	490,292
	Sempra	5,223,361	375,194
	American Electric Power Co. Inc.	4,275,258	368,100
	PG&E Corp.	21,671,827	363,220
	Dominion Energy Inc.	6,944,374	341,594
	Republic Services Inc.	1,696,836	324,842
	Exelon Corp.	8,247,959	309,876
	Public Service Enterprise Group Inc.	4,139,264	276,420
	Consolidated Edison Inc.	2,865,657	260,230
	Xcel Energy Inc.	4,617,774	248,205
	Edison International	3,179,464	224,884
	WEC Energy Group Inc.	2,625,076	215,571
	American Water Works Co. Inc.	1,621,354	198,146
	Entergy Corp.	1,770,592	187,116
	FirstEnergy Corp.	4,540,584	175,357
	Eversource Energy	2,904,532	173,604
	PPL Corp.	6,132,604	168,831
	DTE Energy Co.	1,457,905	163,489
	Ameren Corp.	2,187,536	161,790
	CenterPoint Energy Inc.	5,237,983	149,230
	CMS Energy Corp.	2,426,801	146,433
	Alliant Energy Corp.	2,102,946	105,989
	Vistra Corp.	1,487,120	103,578
	AES Corp.	2,955,698	52,996
	NiSource Inc.	1,862,304	51,511
	Evergy Inc.	954,493	50,951
	Avangrid Inc.	646,345	23,553
			8,767,602
Total Common Stocks (Cost $124,131,845)			170,153,714
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.407% (Cost $121,522)	1,215,550	121,531
Total Investments (99.8%) (Cost $124,253,367)			170,275,245
Other Assets and Liabilities—Net (0.2%)			320,713
Net Assets (100%)			170,595,958
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,425,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $17,735,000 was received for securities on loan, of which $17,713,000 is held in Vanguard Market Liquidity Fund and $22,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	809	214,729	2,254

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Conagra Brands Inc.	8/30/24	BANA	8,151	(5.327)	—	(32)
Ferguson plc	8/30/24	BANA	14,853	(5.327)	—	(6)
Goldman Sachs Group Inc.	8/29/25	BANA	104,423	(6.027)	232	—
Johnson Controls International plc	8/30/24	BANA	10,647	(5.327)	20	—
Kroger Co.	1/31/25	GSI	56,060	(5.324)	979	—
US Bancorp	8/30/24	BANA	33,525	(5.327)	237	—
					1,468	(38)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $9,310,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	170,153,714	—	—	170,153,714
Temporary Cash Investments	121,531	—	—	121,531
Total	170,275,245	—	—	170,275,245
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,254	—	—	2,254
Swap Contracts	—	1,468	—	1,468
Total	2,254	1,468	—	3,722
Liabilities
Swap Contracts	—	38	—	38
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.